LOANS AND PAYMENT PLAN RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
LOANS AND PAYMENT PLAN RECEIVABLES [Abstract]
Loan portfolios
Our loan portfolios at December 31 follow:
	2017	2016
	(In thousands)
Real estate (1)
Residential first mortgages	$672,592	$453,348
Residential home equity and other junior mortgages	136,560	105,550
Construction and land development	143,188	77,287
Other (2)	538,880	525,748
Consumer	291,091	234,632
Commercial	231,786	206,607
Agricultural	4,720	5,076
Total loans	$2,018,817	$1,608,248

(1)	Includes both residential and non-residential commercial loans secured by real estate.
(2)	Includes loans secured by multi-family residential and non-farm, non-residential property.

Analysis of allowance for loan losses by portfolio segment
An analysis of the allowance for loan losses by portfolio segment for the years ended December 31 follows:
	Commercial	Mortgage	Installment	Payment Plan Receivables	Subjective Allocation	Total
	(In thousands)
2017
Balance at beginning of period	$4,880	$8,681	$1,011	$—	$5,662	$20,234
Additions (deductions)
Provision for loan losses	(327)	(567)	360	—	1,733	1,199
Recoveries credited to allowance	1,497	1,741	967	—	—	4,205
Loans charged against the allowance	(455)	(1,122)	(1,474)	—	—	(3,051)
Balance at end of period	$5,595	$8,733	$864	$—	$7,395	$22,587

2016
Balance at beginning of period	$5,670	$10,391	$1,181	$56	$5,272	$22,570
Additions (deductions)
Provision for loan losses	(1,945)	(158)	401	(4)	397	(1,309)
Recoveries credited to allowance	2,472	1,047	1,100	—	—	4,619
Loans charged against the allowance	(1,317)	(2,599)	(1,671)	—	—	(5,587)
Reclassification to loans held for sale	—	—	—	(52)	(7)	(59)
Balance at end of period	$4,880	$8,681	$1,011	$—	$5,662	$20,234

2015
Balance at beginning of period	$5,445	$13,444	$1,814	$64	$5,223	$25,990
Additions (deductions)
Provision for loan losses	(737)	(1,744)	(274)	(8)	49	(2,714)
Recoveries credited to allowance	2,656	1,258	1,108	—	—	5,022
Loans charged against the allowance	(1,694)	(2,567)	(1,467)	—	—	(5,728)
Balance at end of period	$5,670	$10,391	$1,181	$56	$5,272	$22,570

Allowance for loan losses and recorded investment in loans by portfolio segment
Allowance for loan losses and recorded investment in loans by portfolio segment follows:
	Commercial	Mortgage	Installment	Subjective Allocation	Total
	(In thousands)
2017
Allowance for loan losses:
Individually evaluated for impairment	$837	$5,725	$277	$—	$6,839
Collectively evaluated for impairment	4,758	3,008	587	7,395	15,748
Total ending allowance balance	$5,595	$8,733	$864	$7,395	$22,587

Loans
Individually evaluated for impairment	$8,420	$53,179	$3,945		$65,544
Collectively evaluated for impairment	847,140	799,629	313,005		1,959,774
Total loans recorded investment	855,560	852,808	316,950		2,025,318
Accrued interest included in recorded investment	2,300	3,278	923		6,501
Total loans	$853,260	$849,530	$316,027		$2,018,817

2016
Allowance for loan losses:
Individually evaluated for impairment	$2,244	$6,579	$329	$—	$9,152
Collectively evaluated for impairment	2,636	2,102	682	5,662	11,082
Total ending allowance balance	$4,880	$8,681	$1,011	$5,662	$20,234

Loans
Individually evaluated for impairment	$15,767	$59,151	$4,913		$79,831
Collectively evaluated for impairment	790,228	481,828	261,474		1,533,530
Total loans recorded investment	805,995	540,979	266,387		1,613,361
Accrued interest included in recorded investment	1,978	2,364	771		5,113
Total loans	$804,017	$538,615	$265,616		$1,608,248

Loans on non-accrual status and past due more than 90 days
Loans on non-accrual status and past due more than 90 days (“Non-performing Loans”) at December 31 follow:
	90+ and Still Accruing	Non- Accrual	Total Non- Performing Loans
	(In thousands)
2017
Commercial
Income producing - real estate	$—	$30	$30
Land, land development and construction - real estate	—	9	9
Commercial and industrial	—	607	607
Mortgage
1-4 family	—	5,130	5,130
Resort lending	—	1,223	1,223
Home equity - 1st lien	—	326	326
Home equity - 2nd lien	—	316	316
Purchased loans	—	—	—
Installment
Home equity - 1st lien	—	141	141
Home equity - 2nd lien	—	159	159
Boat lending	—	100	100
Recreational vehicle lending	—	25	25
Other	—	118	118
Total recorded investment	$—	$8,184	$8,184
Accrued interest included in recorded investment	$—	$—	$—
2016
Commercial
Income producing - real estate	$—	$628	$628
Land, land development and construction - real estate	—	105	105
Commercial and industrial	—	4,430	4,430
Mortgage
1-4 family	—	5,248	5,248
Resort lending	—	1,507	1,507
Home equity - 1st lien	—	222	222
Home equity - 2nd lien	—	317	317
Purchased loans	—	—	—
Installment
Home equity - 1st lien	—	266	266
Home equity - 2nd lien	—	289	289
Boat lending	—	219	219
Recreational vehicle lending	—	21	21
Other	—	112	112
Total recorded investment	$—	$13,364	$13,364
Accrued interest included in recorded investment	$—	$—	$—

Aging analysis of loans by class
An aging analysis of loans by class at December 31 follows:
	Loans Past Due				Loans not Past Due	Total Loans
	30-59 days	60-89 days	90+ days	Total
	(In thousands)
2017
Commercial
Income producing - real estate	$—	$—	$30	$30	$290,466	$290,496
Land, land development and construction - real estate	9	—	—	9	70,182	70,191
Commercial and industrial	60	—	44	104	494,769	494,873
Mortgage
1-4 family	1,552	802	5,130	7,484	625,638	633,122
Resort lending	713	—	1,223	1,936	88,620	90,556
Home equity - 1st lien	308	38	326	672	34,689	35,361
Home equity - 2nd lien	353	155	316	824	58,834	59,658
Purchased loans	7	—	—	7	34,104	34,111
Installment
Home equity - 1st lien	90	11	141	242	9,213	9,455
Home equity - 2nd lien	217	94	159	470	9,001	9,471
Boat lending	59	36	100	195	129,777	129,972
Recreational vehicle lending	28	20	25	73	92,737	92,810
Other	275	115	118	508	74,734	75,242
Total recorded investment	$3,671	$1,271	$7,612	$12,554	$2,012,764	$2,025,318
Accrued interest included in recorded investment	$43	$22	$—	$65	$6,436	$6,501

2016
Commercial
Income producing - real estate	$—	$—	$383	$383	$287,255	$287,638
Land, land development and construction - real estate	74	—	31	105	51,670	51,775
Commercial and industrial	100	1,385	66	1,551	465,031	466,582
Mortgage
1-4 family	2,361	869	5,248	8,478	306,063	314,541
Resort lending	—	—	1,507	1,507	101,541	103,048
Home equity - 1st lien	149	—	222	371	28,645	29,016
Home equity - 2nd lien	470	218	317	1,005	54,232	55,237
Purchased loans	13	2	—	15	39,122	39,137
Installment
Home equity - 1st lien	311	48	266	625	12,025	12,650
Home equity - 2nd lien	238	41	289	568	13,390	13,958
Boat lending	184	33	219	436	102,489	102,925
Recreational vehicle lending	68	33	21	122	74,413	74,535
Other	289	30	112	431	61,888	62,319
Total recorded investment	$4,257	$2,659	$8,681	$15,597	$1,597,764	$1,613,361
Accrued interest included in recorded investment	$45	$19	$—	$64	$5,049	$5,113

Impaired loans
Impaired loans are as follows :
	December 31,
	2017	2016
	(In thousands)
Impaired loans with no allocated allowance
TDR	$349	$1,782
Non - TDR	175	1,107
Impaired loans with an allocated allowance
TDR - allowance based on collateral	2,482	3,527
TDR - allowance based on present value cash flow	62,113	72,613
Non - TDR - allowance based on collateral	148	491
Total impaired loans	$65,267	$79,520

Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$684	$1,868
TDR - allowance based on present value cash flow	6,089	7,146
Non - TDR - allowance based on collateral	66	138
Total amount of allowance for loan losses allocated	$6,839	$9,152

Impaired loans by class as of December 31 are as follows (1):
	2017			2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(In thousands)
With no related allowance recorded:
Commercial
Income producing - real estate	$—	$—	$—	$517	$768	$—
Land, land development & construction-real estate	—	—	—	31	709	—
Commercial and industrial	524	549	—	2,341	3,261	—
Mortgage
1-4 family	2	469	—	2	387	—
Resort lending	—	—	—	—	—	—
Home equity - 1st lien	—	—	—	—	—	—
Home equity - 2nd lien	—	—	—	—	—	—
Installment
Home equity - 1st lien	1	69	—	—	66	—
Home equity - 2nd lien	—	—	—	—	—	—
Boat lending	—	—	—	—	—	—
Recreational vehicle lending	—	—	—	—	—	—
Other	—	—	—	—	—	—
	527	1,087	—	2,891	5,191	—

	2017			2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(In thousands)
With an allowance recorded:
Commercial
Income producing - real estate	5,195	5,347	347	7,737	7,880	554
Land, land development & construction-real estate	166	194	9	239	244	36
Commercial and industrial	2,535	2,651	481	4,902	5,246	1,654
Mortgage
1-4 family	36,848	38,480	3,454	41,701	43,479	4,100
Resort lending	15,978	16,046	2,210	16,898	16,931	2,453
Home equity - 1st lien	173	236	43	235	242	10
Home equity - 2nd lien	178	213	18	315	398	16
Installment
Home equity - 1st lien	1,667	1,804	108	1,994	2,117	118
Home equity - 2nd lien	1,793	1,805	140	2,415	2,443	182
Boat lending	1	5	1	1	6	1
Recreational vehicle lending	90	90	5	109	108	6
Other	393	418	23	394	426	22
	65,017	67,289	6,839	76,940	79,520	9,152
Total
Commercial
Income producing - real estate	5,195	5,347	347	8,254	8,648	554
Land, land development & construction-real estate	166	194	9	270	953	36
Commercial and industrial	3,059	3,200	481	7,243	8,507	1,654
Mortgage
1-4 family	36,850	38,949	3,454	41,703	43,866	4,100
Resort lending	15,978	16,046	2,210	16,898	16,931	2,453
Home equity - 1st lien	173	236	43	235	242	10
Home equity - 2nd lien	178	213	18	315	398	16
Installment
Home equity - 1st lien	1,668	1,873	108	1,994	2,183	118
Home equity - 2nd lien	1,793	1,805	140	2,415	2,443	182
Boat lending	1	5	1	1	6	1
Recreational vehicle lending	90	90	5	109	108	6
Other	393	418	23	394	426	22
Total	$65,544	$68,376	$6,839	$79,831	$84,711	$9,152
Accrued interest included in recorded investment	$277			$311

(1)	There were no impaired purchased mortgage loans at December 31, 2017 or 2016.

Average recorded investment in and interest income earned on impaired loans by class
Average recorded investment in and interest income earned (of which the majority of these amounts were received in cash and related primarily to performing TDR’s) on impaired loans by class for the years ended December 31 follows (1):
	2017		2016		2015
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance recorded:
Commercial
Income producing - real estate	$177	$—	$609	$2	$4,520	$387
Land, land development & construction-real estate	6	—	330	7	952	79
Commercial and industrial	751	22	961	54	2,125	257
Mortgage
1-4 family	52	21	10	16	19	11
Resort lending	—	—	—	—	12	—
Home equity - 1st lien	—	—	—	—	—	—
Home equity - 2nd lien	—	—	—	—	—	—
Installment
Home equity - 1st lien	1	6	—	5	—	5
Home equity - 2nd lien	—	—	3	—	—	—
Boat lending	—	—	—	—	—	—
Recreational vehicle lending	—	—	—	—	—	—
Other	—	—	—	—	—	—
	987	49	1,913	84	7,628	739
With an allowance recorded:
Commercial
Income producing - real estate	7,059	369	8,069	427	12,677	439
Land, land development & construction-real estate	183	8	1,129	31	2,219	54
Commercial and industrial	3,298	132	5,723	189	6,663	104
Mortgage
1-4 family	39,143	1,774	44,923	1,918	50,421	2,140
Resort lending	16,383	616	17,544	619	18,448	670
Home equity - 1st lien	209	5	226	10	161	8
Home equity - 2nd lien	209	7	248	14	172	13
Installment
Home equity - 1st lien	1,832	128	2,185	147	2,539	176
Home equity - 2nd lien	2,126	112	2,661	162	3,055	193
Boat lending	1	1	2	1	3	1
Recreational vehicle lending	100	5	115	6	127	7
Other	377	25	433	28	533	30
	70,920	3,182	83,258	3,552	97,018	3,835

	2017		2016		2015
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
Total
Commercial
Income producing - real estate	7,236	369	8,678	429	17,197	826
Land, land development & construction-real estate	189	8	1,459	38	3,171	133
Commercial and industrial	4,049	154	6,684	243	8,788	361
Mortgage
1-4 family	39,195	1,795	44,933	1,934	50,440	2,151
Resort lending	16,383	616	17,544	619	18,460	670
Home equity - 1st lien	209	5	226	10	161	8
Home equity - 2nd lien	209	7	248	14	172	13
Installment
Home equity - 1st lien	1,833	134	2,185	152	2,539	181
Home equity - 2nd lien	2,126	112	2,664	162	3,055	193
Boat lending	1	1	2	1	3	1
Recreational vehicle lending	100	5	115	6	127	7
Other	377	25	433	28	533	30
Total	$71,907	$3,231	$85,171	$3,636	$104,646	$4,574

(1)	There were no impaired payment plan receivables or purchased mortgage loans during the years ending December 31, 2017, 2016 and 2015.

Troubled debt restructurings
Troubled debt restructurings at December 31 follow:
	2017
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR's	$7,748	$52,367		$60,115
Non-performing TDR's (2)	323	4,506	(3)	4,829
Total	$8,071	$56,873		$64,944
	2016
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR's	$10,560	$59,726		$70,286
Non-performing TDR's (2)	3,565	4,071	(3)	7,636
Total	$14,125	$63,797		$77,922

(1)	Retail loans include mortgage and installment loan segments.
(2)	Included in non-performing loans table above.
(3)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

Troubled debt restructuring during the period
Loans that have been classified as troubled debt restructurings during the years ended December 31 follow (1):
	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)
2017
Commercial
Income producing - real estate	—	$—	$—
Land, land development & construction-real estate	—	—	—
Commercial and industrial	15	925	925
Mortgage
1-4 family	6	456	462
Resort lending	1	189	189
Home equity - 1st lien	—	—	—
Home equity - 2nd lien	—	—	—
Installment
Home equity - 1st lien	3	86	90
Home equity - 2nd lien	10	391	394
Boat lending	—	—	—
Recreational vehicle lending	—	—	—
Other	2	74	75
Total	37	$2,121	$2,135
2016
Commercial
Income producing - real estate	4	$290	$290
Land, land development & construction-real estate	—	—	—
Commercial and industrial	9	2,044	2,027
Mortgage
1-4 family	9	927	1,004
Resort lending	1	116	117
Home equity - 1st lien	1	107	78
Home equity - 2nd lien	2	77	78
Installment
Home equity - 1st lien	6	141	145
Home equity - 2nd lien	6	154	157
Boat lending	—	—	—
Recreational vehicle lending	—	—	—
Other	2	46	46
Total	40	$3,902	$3,942

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)
2015
Commercial
Income producing - real estate	2	$229	$227
Land, land development & construction-real estate	—	—	—
Commercial and industrial	17	3,188	2,960
Mortgage
1-4 family	8	1,345	1,128
Resort lending	1	313	307
Home equity - 1st lien	1	20	20
Home equity - 2nd lien	1	27	27
Installment
Home equity - 1st lien	6	220	186
Home equity - 2nd lien	8	228	217
Boat lending	—	—	—
Recreational vehicle lending	—	—	—
Other	2	19	25
Total	46	$5,589	$5,097

(1)	There were no payment plan receivables or purchased mortgage loans classified as troubled debt restructurings during the years ending December 31, 2017, 2016 and 2015.

Troubled debt restructuring during the past twelve months that subsequently defaulted
Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the years ended December 31 follows:
	Number of Contracts	Recorded Balance
(Dollars in thousands)
2017
Commercial
Income producing - real estate	—	$—
Land, land development & construction-real estate	—	—
Commercial and industrial	6	164
Mortgage
1-4 family	—	—
Resort lending	—	—
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Installment
Home equity - 1st lien	1	13
Home equity - 2nd lien	—	—
Boat lending	—	—
Recreational vehicle lending	—	—
Other	—	—
Total	7	$177

	Number of Contracts	Recorded Balance
(Dollars in thousands)

2016
Commercial
Income producing - real estate	—	$—
Land, land development & construction-real estate	—	—
Commercial and industrial	1	1,767
Mortgage
1-4 family	—	—
Resort lending	—	—
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Installment
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Boat lending	—	—
Recreational vehicle lending	—	—
Other	—	—
Total	1	$1,767

2015
Commercial
Income producing - real estate	—	$—
Land, land development & construction-real estate	—	—
Commercial and industrial	2	157
Mortgage
1-4 family	2	73
Resort lending	—	—
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Installment
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Boat lending	—	—
Recreational vehicle lending	—	—
Other	1	4
Total	5	$234

Summary of loan ratings by loan class
The following table summarizes loan ratings by loan class for our commercial loan segment at December 31:
	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non- Accrual 10-11	Total
	(In thousands)
2017
Income producing - real estate	$288,869	$1,293	$304	$30	$290,496
Land, land development and construction - real estate	70,122	60	—	9	70,191
Commercial and industrial	463,570	28,351	2,345	607	494,873
Total	$822,561	$29,704	$2,649	$646	$855,560
Accrued interest included in total	$2,198	$94	$8	$—	$2,300

	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non- Accrual 10-11	Total
	(In thousands)
2016
Income producing - real estate	$282,886	$3,787	$337	$628	$287,638
Land, land development and construction - real estate	51,603	67	—	105	51,775
Commercial and industrial	449,365	9,788	2,998	4,431	466,582
Total	$783,854	$13,642	$3,335	$5,164	$805,995
Accrued interest included in total	$1,915	$52	$11	$—	$1,978

For each of our mortgage and installment segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated semi-annually. The following tables summarize credit scores by loan class for our mortgage and installment loan segments at December 31:
	Mortgage (1)
	1-4 Family	Resort Lending	Home Equity 1st Lien	Home Equity 2nd Lien	Purchased Loans	Total
	(In thousands)
2017
800 and above	$70,540	$11,625	$6,169	$7,842	$7,983	$104,159
750-799	265,907	36,015	16,561	24,126	17,651	360,260
700-749	146,302	22,099	7,317	15,012	7,937	198,667
650-699	83,695	12,145	2,793	7,420	426	106,479
600-649	25,087	3,025	1,189	2,512	—	31,813
550-599	15,136	2,710	518	1,118	—	19,482
500-549	9,548	1,009	397	1,156	—	12,110
Under 500	2,549	269	260	385	—	3,463
Unknown	14,358	1,659	157	87	114	16,375
Total	$633,122	$90,556	$35,361	$59,658	$34,111	$852,808
Accrued interest included in total	$2,361	$371	$157	$294	$95	$3,278

2016
800 and above	$36,534	$10,484	$6,048	$8,392	$8,462	$69,920
750-799	102,382	41,999	10,006	20,113	20,984	195,484
700-749	69,337	24,727	5,706	12,360	9,115	121,245
650-699	50,621	13,798	4,106	8,167	437	77,129
600-649	25,270	5,769	1,674	3,067	—	35,780
550-599	13,747	3,030	455	1,699	—	18,931
500-549	9,215	1,438	486	981	—	12,120
Under 500	5,145	92	255	279	—	5,771
Unknown	2,290	1,711	280	179	139	4,599
Total	$314,541	$103,048	$29,016	$55,237	$39,137	$540,979
Accrued interest included in total	$1,466	$450	$111	$226	$111	$2,364

(1)	Credit scores have been updated within the last twelve months.

	Installment (1)
	Home Equity 1st Lien	Home Equity 2nd Lien	Boat Lending	Recreational Vehicle Lending	Other	Total
	(In thousands)
2017
800 and above	$815	$825	$15,531	$16,754	$7,060	$40,985
750-799	1,912	1,952	73,251	52,610	28,422	158,147
700-749	1,825	2,142	28,922	17,993	20,059	70,941
650-699	1,840	2,036	9,179	4,270	9,258	26,583
600-649	1,567	1,065	2,052	754	2,402	7,840
550-599	950	1,028	640	305	871	3,794
500-549	499	303	281	83	475	1,641
Under 500	32	88	57	6	194	377
Unknown	15	32	59	35	6,501	6,642
Total	$9,455	$9,471	$129,972	$92,810	$75,242	$316,950
Accrued interest included in total	$39	$43	$346	$254	$241	$923

2016
800 and above	$1,354	$1,626	$21,422	$23,034	$8,911	$56,347
750-799	2,478	3,334	50,508	35,827	21,918	114,065
700-749	1,920	2,686	20,045	11,049	13,183	48,883
650-699	2,852	2,541	7,559	3,205	8,913	25,070
600-649	1,691	1,775	1,846	821	2,269	8,402
550-599	1,231	1,063	882	280	833	4,289
500-549	981	692	440	189	511	2,813
Under 500	114	220	73	16	211	634
Unknown	29	21	150	114	5,570	5,884
Total	$12,650	$13,958	$102,925	$74,535	$62,319	$266,387
Accrued interest included in total	$54	$59	$264	$203	$191	$771

(1)	Credit scores have been updated within the last twelve months.

Other mortgage loans service's principal balances
Mortgage loans serviced for others are not reported as assets on the Consolidated Statements of Financial Condition. The principal balances of these loans at December 31 follow:
	2017	2016
	(In thousands)
Mortgage loans serviced for:
Fannie Mae	$1,001,388	$944,703
Freddie Mac	637,204	622,885
Ginnie Mae	130,284	85,290
FHLB	47,527	6,031
Other	34	84
Total	$1,816,437	$1,658,993

Schedule of capitalized mortgage loan servicing rights
An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:
	2017	2016	2015
	(In thousands)
Balance at beginning of period	$13,671	$12,436	$12,106
Change in accounting (see note #1)	542	—	—
Balance at beginning of period, as adjusted	$14,213	$12,436	$12,106
Originated servicing rights capitalized	4,230	3,119	2,697
Amortization	—	(2,850)	(2,868)
Change in valuation allowance	—	966	501
Change in fair value due to price	(718)	—	—
Change in fair value due to pay downs	(2,026)	—	—
Balance at end of year	$15,699	$13,671	$12,436
Valuation allowance	$—	$2,306	$3,272
Loans sold and serviced that have had servicing rights capitalized	$1,815,668	$1,657,996	$1,643,086